Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended								1 Months Ended	9 Months Ended	12 Months Ended									12 Months Ended					12 Months Ended					12 Months Ended		24 Months Ended	12 Months Ended		12 Months Ended		9 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended				12 Months Ended			3 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 09, 2013	Jun. 07, 2013	Mar. 31, 2013	Aug. 01, 2012	Dec. 31, 2010	Dec. 01, 2010	Dec. 31, 2010 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jan. 29, 2013 Common Stock [Member]	Jul. 09, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 07, 2011 Common Stock [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Four Years [Member]	Dec. 31, 2012 Minimum [Member] Three Years [Member]	Dec. 31, 2012 Minimum [Member] Two Years [Member]	Dec. 31, 2012 Minimum [Member] One Year [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Four Years [Member]	Dec. 31, 2012 Maximum [Member] Three Years [Member]	Dec. 31, 2012 Maximum [Member] Two Years [Member]	Dec. 31, 2012 Maximum [Member] One Year [Member]	Dec. 31, 2012 Funded [Member]	Dec. 31, 2011 Funded [Member]	Dec. 31, 2012 Funded [Member]	Dec. 31, 2012 Leases, Acquired-in-Place [Member]	Dec. 31, 2011 Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Above Market Leases [Member]	Dec. 31, 2011 Above Market Leases [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Jun. 07, 2013 Series C Preferred Stock [Member]	Nov. 07, 2013 CapLease [Member]	Oct. 31, 2013 CapLease [Member]	Nov. 07, 2013 CapLease [Member] Series C Preferred Stock [Member]	Oct. 31, 2013 CapLease [Member] Series C Preferred Stock [Member]	Nov. 07, 2013 CapLease [Member] Series D Preferred Stock [Member]	Oct. 31, 2013 CapLease [Member] Series D Preferred Stock [Member]	Nov. 07, 2013 Preferred Stock CVR Settlement [Domain] Series D Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock CVR Settlement [Domain] Series D Preferred Stock [Member]	Oct. 31, 2013 Preferred Stock CVR Settlement [Domain] Series D Preferred Stock [Member]	Jun. 07, 2013 Private Placement [Member]	Sep. 30, 2013 Direct Financing Lease [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2012 Equipment [Member] Minimum [Member]	Dec. 31, 2012 Equipment [Member] Maximum [Member]	Sep. 30, 2013 Contingent Valuation Rights [Member]	Sep. 30, 2013 Underwriter's Option to Purchase Addtional Notes, Proceeds [Member]
Proceeds from issuance of convertible debt	$ 300,000,000	$ 310,000,000	$ 0																																																						$ 10,000,000
Cash and cash equivalents	150,481,000	150,481,000	695,453,000	156,873,000	19,331,000					0	0
Cash deposit uninsured by the FDIC				154,800,000	18,500,000
Deferred financing cost, net				15,100,000	3,100,000
Deferred Costs, Leasing, Net				200,000	300,000
Offering costs				100,000	0
Maximum Amount of Offering from Universal Shelf Registration Statement				500,000,000					500,000,000
Real Estate Investment Property, at Cost	2,971,050,000	2,971,050,000		1,798,490,000	209,326,000	2,300,000																																														9,900,000
Common stock, Contingent Value Rights Issued							29,400,000
Antidilutive securtities excluded from computation of earnings per share		9,051,661		1,621,349
Convertible preferred stock, issued	0	0		828,472																																					28,400,000				15,100,000		18,800,000			1,100,000
Stock Issued During Period, Value, New Issues		490,578,000		1,657,807,000	186,127,000								320,000	1,594,000	170,000																									445,000,000
Preferred Stock, Contingent Value Rights Issued																																																			28,400,000
Repayment of Common Stock Contingent Value Rights																																																11,000,000								20,400,000
Repayment of Common Stock Contingent Value Rights, per share																																																								1,500
Repayments of Long-term Debt																																																								23,700,000
Contingent Value Right, Cash Payment, Amount																																														249,600,000
Common stock, issued	185,448,022	185,448,022		179,167,112	17,162,016			13,015,534								61,000	2,070,000	487,500	3,250,000	74,979	1,497,924	5,574,131																					1,400,000
Common stock, $0.01 par value, 750,000,000 shares authorized, 185,448,022 and 179,167,112 issued and outstanding at September 30, 2013 and December 31, 2012, respectively	1,848,000	1,848,000		1,792,000	172,000																																						18,300,000
Cash Amount																																										435,600,000		186,000,000					14,600,000
Liquidation amount, per share																																																								900
Liquidation amount																																																								25,600,000
Intangible lease assets, gross																																				210,959,000	21,777,000	1,264,000
Intangible lease assets, accumulated amortization																																				(11,183,000)	(3,282,000)	(116,000)
Intangible lease assets, net																																				199,776,000	18,495,000	1,148,000
Period of Amortization for Intangible Asset				11 years 10 months 24 days																			2 years					20 years								11 years 10 months 24 days		5 years
Estimated useful life																																																					40 years	5 years	10 years
2013																																				19,265,000		252,000
2014																																				19,234,000		252,000
2015																																				18,855,000		252,000
2016																																				18,586,000		252,000
2017																																				18,049,000		122,000
Number of Share Repurchase Requests				73	1																												74		74
Stock Repurchased During Period, Shares													28,315,016	181,479																			179,104	2,375	181,479
Shares repurchased, average cost per share																																	$ 9.93	$ 10.00	$ 9.93
Repurchase Price, Share Repurchase Program																								$ 10.00	$ 9.75	$ 9.50	$ 9.25
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid																													100.00%	97.50%	95.00%	92.50%
Issuance of shares under distributions reinvestment plan		$ 4,895,000		$ 26,784,000	$ 271,000								$ 5,000	$ 27,000
Common stock issued through distribution reinvestment plan (in shares)													489,000	2,678,451	27,169